Revenue	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Revenue
6.	Revenue

Accounting policy

Revenue is measured based on the consideration to which the Company expects to be entitled in a contract with a customer and excludes amounts collected on behalf of third parties. The Company recognizes revenue when it transfers control of a product or service to a customer.

i.	Revenue from Product Sales

Revenue from product sales arises from (i) online purchases on the Company’s sites (i.e. Netshoes, Zattini, Shoestock and Freelace) and third-party sites that the Company manages and (ii) offline purchases with the Company.

Revenue is recognized when the goods are delivered and have been accepted by customers at their premises. For contracts that permit the customer to return an item, revenue is recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur.

Therefore, the amount of revenue recognized is adjusted for expected returns, which are estimated based on the historical data. In these circumstances, a refund liability and a right to recover returned goods asset are recognized.

The Company recognizes revenue from product sales on a gross basis since the Company acts as principal and as such, it has primary responsibility for fulfilling the orders, it bears inventory risk, and it has discretion in establishing prices and bears the customer’s credit risk.

ii.	Other Revenues

Other revenues mainly consist of the following:

•	Freight-related services: Revenue from the freight-related services is recognized once the service is rendered;

•

Marketplace platform: The Company generates revenue from the marketplace platform in the form of a commission, when the third-party vendors sell the products on Company’s platform. The Company recognizes revenue from the marketplace platform on a net basis because the Company acts as an agent and does not have primary responsibility for fulfilling the orders, bear inventory risk or have discretion in establishing prices; and

•	NCard: The Company generates commission revenue from the customers’ activation of NCards. The revenue is recognized when the NCards are activated by the customers.

Critical accounting estimates and judgments

For certain contracts that permit the customer to return an item, revenue is currently recognized when a reasonable estimate of return can be made, provided that all other criteria for revenue recognition are met.

Because the contract allows the customer to return the products, the consideration received from the customer is variable. The Company has decided to use the expected value method to estimate the goods that will be returned because this method better predicts the amount of variable consideration to which the Company will be entitled.

Details of Revenue for years ended December 31, 2016, 2017 and 2018 were as follows:

	Year ended December 31,
	2016		2017		2018		2018
	BRL Restated		BRL Restated		BRL		USD
Product sales - B2C	R$	1,579,857	R$	1,734,204	R$	1,672,380	US$	431,604
Product sales - B2B		65,884		9,388		10,364		2,675
Other revenues - Freight related services		31,136		56,479		59,883		15,455
Other revenues - Marketplace		8,274		34,494		62,874		16,226
Other revenues - Ncard		—		647		2,563		661

Total net sales	R$	1,685,151	R$	1,835,212	R$	1,808,064	US$	466,621

The Company has established distribution centers in the Brazilian States of Pernambuco and Minas Gerais, where it has been granted tax incentives by local government which reduce the amount of sales taxes paid, effectively increasing the amount of revenue recognized.

As a result of such tax incentives, sales to purchasers outside of the State of Pernambuco originated from our distribution center located in the city of Recife (State of Pernambuco, Brazil), enjoyed Pernambuco State ICMS tax rate range from 0.5% to 1.0% during 2017 and 2018, depending on the type of product offered. Also, sales to purchasers outside of the State of Minas Gerais originated from our distribution center located in the city of Extrema (State of Minas Gerais, Brazil) enjoyed a Minas Gerais State ICMS tax rate of 1.0% during 2017 and 2018.

The incentive also determines that the Company is not allowed to take any credit for taxes paid on the purchase of products subsequently sold outside of those states such that these amounts become non-recoverable taxes and increase the Cost of Sales. Note 8 (i) of these financial statements presents the impact on cost of sales.

For the years ended December 31, 2016, 2017 and 2018, the total amounts of tax incentives recorded in Revenue are as follows:

	Year ended December 31,
	2016		2017		2018		2018
	BRL		BRL		BRL		USD
State of Pernambuco	R$	95,151	R$	66,587	R$	46,514	US$	12,004
State of Minas Gerais		121,520		152,588		123,706		31,926

Total tax incentives - Net sales	R$	216,671	R$	219,175	R$	170,220	US$	43,930